Forward Purchase Agreement and Non Redemption Agreement (Details) - USD ($)							3 Months Ended	6 Months Ended
	Jun. 11, 2024	Mar. 22, 2024	Feb. 29, 2024	Feb. 02, 2024	Jan. 17, 2024	Dec. 13, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 28, 2024	Dec. 31, 2023
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001
Derivative liability (in Dollars)							$ 16,844,750	$ 16,844,750
Redemption price (in Dollars per share)							$ 18	$ 18
Cash payment				7,352
Trust account (in Dollars)				$ 80,241
Additional shares	9,543,002	8,038,537			5,838,537			8,996,779
Proceeds from liability (in Dollars)	$ 245,051							$ 216,967
Liability (in Dollars)	5,403,534						$ 21,268	21,268
Net liability (in Dollars)	$ 5,158,483						$ 4,815,800	$ 4,815,800
Aggregate issued shares								200,000
Price per unit (in Dollars per share)							$ 0.55	$ 0.55		$ 18
VWAP amount (in Dollars per share)									$ 0.4347
Warrants reset per share (in Dollars per share)								$ 0.3478
Issuance of common shares								199,943
Prefunded Warrant [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)							0.0001	$ 0.0001
Series C Warrant [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)							$ 0.75	$ 0.75
Share of common stock							10,266,664	10,266,664
Series B Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Exercise price (in Dollars per share)							$ 0.0001	$ 0.0001
Warrant reset shares								5,749,598
Issuance of common shares								199,943
Series D Warrant [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Share of common stock							25,666,660	25,666,660
Series A Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Warrant reset shares								22,141,701
Issuance of common shares								0
Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Purchase price percentage						9.90%		9.90%
Shares outstanding, percentage						9.90%	9.90%	9.90%
Prepayment shortfall for purchase agreement						0.50%	0.50%	0.50%
Proceeds from sale equal to prepayment shortfall percentage						100.00%	100.00%	100.00%
Payment of cash (in Dollars)						$ 200,000		$ 200,000
Derivative liability (in Dollars)										$ 35,576,596
Reimbursement amount (in Dollars)			$ 2,193,800
Reimbursement consideration shares			200,000
Additional shares	9,543,002							8,996,779
Proceeds from liability (in Dollars)								$ 216,967
Liability (in Dollars)							$ 5,032,777	5,032,777
Net liability (in Dollars)							$ 4,815,800	$ 4,815,800
Non-Redemption Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Derivative liability (in Dollars)										$ 11,152,000
Issued and outstanding shares percentage						9.99%		9.99%
Redemption price (in Dollars per share)				$ 4		$ 4
Common Stock [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Price per unit (in Dollars per share)							$ 0.15	$ 0.15
Issuance of common shares							199,943
NUBI Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ownership limitation percentage						9.90%	9.90%	9.90%
Class A Ordinary Shares [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Redemption price (in Dollars per share)							$ 18	$ 18
Value per unit (in Dollars per share)							18	18
Class A Ordinary Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001	0.0001	$ 0.0001
Private Placement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Gross proceeds (in Dollars)								$ 3,850,000
Aggregate issued shares								5,133,332
Price per unit (in Dollars per share)							0.75	$ 0.75
Value per unit (in Dollars per share)							$ 0.0001	$ 0.0001